Legal Proceedings (Details) (Minimum [Member], Voluntarily Dismissed Litigation [Member], TheraVectys SA v. Immune Design Corp. [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 31, 2013
Minimum [Member] | Voluntarily Dismissed Litigation [Member] | TheraVectys SA v. Immune Design Corp. [Member]
Loss Contingencies [Line Items]
Claimed damages	$ 75